WARRANTS (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
WARRANTS [Abstract]
Period warrants to become excisable after business combination	30 days
Period to exercise warrants after public offerings	12 months
Warrants expiration period	5 years
Number of days to file registration statement	20 days
Period for registration statement to become effective	60 days
Class A Ordinary Shares [Member] | Additional Issue of Common Stock or Equity [Member]
WARRANTS [Abstract]
Share price (in dollars per share)	$ 9.20
Number of trading days	20 days
Percentage of exercise price of public warrants is adjusted higher than the market value of newly issued price	115.00%
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price	180.00%
Class A Ordinary Shares [Member] | Additional Issue of Common Stock or Equity [Member] | Minimum [Member]
WARRANTS [Abstract]
Percentage of redemption triggered price is adjusted higher than the market value of newly issued price	100.00%
Class A Ordinary Shares [Member] | Additional Issue of Common Stock or Equity [Member] | Maximum [Member]
WARRANTS [Abstract]
Percentage of aggregate gross proceeds of issuance available for funding of business combination	60.00%
Redemption of Warrants When Price Exceeds $18.00 [Member] | Class A Ordinary Shares [Member]
WARRANTS [Abstract]
Warrant redemption price (in dollars per share)	$ 0.01
Notice period to redeem warrants	30 days
Trading day threshold period	20 days
Number of trading days	30 days
Redemption of Warrants When Price Exceeds $18.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
WARRANTS [Abstract]
Share price (in dollars per share)	$ 18.00
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member]
WARRANTS [Abstract]
Warrant redemption price (in dollars per share)	$ 0.10
Notice period to redeem warrants	30 days
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Minimum [Member]
WARRANTS [Abstract]
Share price (in dollars per share)	$ 10.00
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Private Placement Warrant [Member]
WARRANTS [Abstract]
Number of trading days	30 days
Redemption of Warrants When Price Exceeds $10.00 [Member] | Class A Ordinary Shares [Member] | Private Placement Warrant [Member] | Minimum [Member]
WARRANTS [Abstract]
Share price (in dollars per share)	$ 18.00